Related Party Transactions - Schedule of Key Management Personnel on Agreed Terms Between the Relevant Parties (Details) - Related Parties [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue earned from companies controlled by a shareholder with significant influence over the Company
Internet leads generation and marketing service income	$ 103,236	$ 161,451	$ 197,835
Insurance commission income	1,077,441	695,088	93,593
Marketing income	75,314	25,161	32,398
Cost of revenue paid to companies controlled by a shareholder with significant influence over the Company	1,425,553	251,140
Equity-settled transactions included in general, administrative and other operating expenses (note 25)			882,115
Finance Costs on Bridge Loan [Member]
Finance costs on bridge loan
Key management personnel			97,428
A company controlled by a shareholder with significant influence over the Company			487,140
Finance Costs on Convertible Loans [Member]
Finance costs on bridge loan
Key management personnel			77,403
A company controlled by a shareholder with significant influence over the Company			1,679,203
Finance Costs on Loan Notes [Member]
Finance costs on bridge loan
Key management personnel		152,468	1,590
A company controlled by a shareholder with significant influence over the Company		$ 15,013,576	$ 744,727